Federated Muni and Stock Advantage Fund
A Portfolio of Federated Income Securities Trust
CLASS A (TICKER FMUAX)
CLASS B (TICKER FMNBX)
CLASS C (TICKER FMUCX)
CLASS F (TICKER FMUFX)
INSTITUTIONAL (TICKER FMUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2013
Effective June 27, 2014:
Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the A class or $1,000,000 in the F class of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 21.
Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fee	0.00%[2]	0.75%	0.75%	None	None
Other Expenses	0.45%	0.45%	0.45%	0.45%	0.20%
Total Annual Fund Operating Expenses[1]	1.10%	1.85%	1.85%	1.10%	0.85%
Fee Waivers and/or Expense Reimbursements[1,3]	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.75%	1.75%	1.00%	0.75%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (“Trustees”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A class, B class, C class, F class and IS class (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.75% 1.00% and 0.75%, (the “Fee Limit”) respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$656	$880	$1,123	$1,816
Expenses assuming no redemption	$656	$880	$1,123	$1,816
B:
Expenses assuming redemption	$738	$982	$1,201	$1,973
Expenses assuming no redemption	$188	$582	$1,001	$1,973
C:
Expenses assuming redemption	$288	$582	$1,001	$2,169
Expenses assuming no redemption	$188	$582	$1,001	$2,169
F:
Expenses assuming redemption	$311	$546	$700	$1,427
Expenses assuming no redemption	$211	$446	$700	$1,427
IS:
Expenses assuming redemption	$87	$271	$471	$1,049
Expenses assuming no redemption	$87	$271	$471	$1,049
June 27, 2014

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452231 (6/14)
Federated Muni and Stock Advantage Fund
A Portfolio of Federated Income Securities Trust
CLASS A (TICKER FMUAX)
CLASS B (TICKER FMNBX)
CLASS C (TICKER FMUCX)
CLASS F (TICKER FMUFX)
INSTITUTIONAL (TICKER FMUIX)

SUPPLEMENT TO the statutory PROSPECTUS DATED DECEMBER 31, 2013
Effective June 27, 2014:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the A class or $1,000,000 in the F class of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 21.
Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fee	0.00%[2]	0.75%	0.75%	None	None
Other Expenses	0.45%	0.45%	0.45%	0.45%	0.20%
Total Annual Fund Operating Expenses[1]	1.10%	1.85%	1.85%	1.10%	0.85%
Fee Waivers and/or Expense Reimbursements[1,3]	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.75%	1.75%	1.00%	0.75%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (“Trustees”).
3	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A class, B class, C class, F class and IS class (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.75% 1.00% and 0.75%, (the “Fee Limit”) respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$656	$880	$1,123	$1,816
Expenses assuming no redemption	$656	$880	$1,123	$1,816
B:
Expenses assuming redemption	$738	$982	$1,201	$1,973
Expenses assuming no redemption	$188	$582	$1,001	$1,973
C:
Expenses assuming redemption	$288	$582	$1,001	$2,169
Expenses assuming no redemption	$188	$582	$1,001	$2,169
F:
Expenses assuming redemption	$311	$546	$700	$1,427
Expenses assuming no redemption	$211	$446	$700	$1,427
IS:
Expenses assuming redemption	$87	$271	$471	$1,049
Expenses assuming no redemption	$87	$271	$471	$1,049
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.65% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION,” please replace the chart with the following:
FEDERATED MUNI AND STOCK ADVANTAGE FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.10%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$655.98	$9,818.55
2	$9,818.55	$490.93	$10,309.48	$110.11	$10,201.47
3	$10,201.47	$510.07	$10,711.54	$114.40	$10,599.33
4	$10,599.33	$529.97	$11,129.30	$118.87	$11,012.70
5	$11,012.70	$550.64	$11,563.34	$123.50	$11,442.20
6	$11,442.20	$572.11	$12,014.31	$128.32	$11,888.45
7	$11,888.45	$594.42	$12,482.87	$133.32	$12,352.10
8	$12,352.10	$617.61	$12,969.71	$138.52	$12,833.83
9	$12,833.83	$641.69	$13,475.52	$143.92	$13,334.35
10	$13,334.35	$666.72	$14,001.07	$149.54	$13,854.39
Cumulative		$5,646.66		$1,816.48

FEDERATED MUNI AND STOCK ADVANTAGE FUND - B CLASS
ANNUAL EXPENSE RATIO: 1.85%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$187.91	$10,315.00
2	$10,315.00	$515.75	$10,830.75	$193.83	$10,639.92
3	$10,639.92	$532.00	$11,171.92	$199.94	$10,975.08
4	$10,975.08	$548.75	$11,523.83	$206.24	$11,320.80
5	$11,320.80	$566.04	$11,886.84	$212.73	$11,677.41
6	$11,677.41	$583.87	$12,261.28	$219.43	$12,045.25
7	$12,045.25	$602.26	$12,647.51	$226.35	$12,424.68
8	$12,424.68	$621.23	$13,045.91	$233.48	$12,816.06
Converts from Class B to Class A			Annual Expense Ratio: 1.10%
9	$12,816.06	$640.80	$13,456.86	$143.73	$13,315.89
10	$13,315.89	$665.79	$13,981.68	$149.33	$13,835.21
Cumulative		$5,776.49		$1,972.97
FEDERATED MUNI AND STOCK ADVANTAGE FUND - C CLASS
ANNUAL EXPENSE RATIO: 1.85%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$187.91	$10,315.00
2	$10,315.00	$515.75	$10,830.75	$193.83	$10,639.92
3	$10,639.92	$532.00	$11,171.92	$199.94	$10,975.08
4	$10,975.08	$548.75	$11,523.83	$206.24	$11,320.80
5	$11,320.80	$566.04	$11,886.84	$212.73	$11,677.41
6	$11,677.41	$583.87	$12,261.28	$219.43	$12,045.25
7	$12,045.25	$602.26	$12,647.51	$226.35	$12,424.68
8	$12,424.68	$621.23	$13,045.91	$233.48	$12,816.06
9	$12,816.06	$640.80	$13,456.86	$240.83	$13,219.77
10	$13,219.77	$660.99	$13,880.76	$248.42	$13,636.19
Cumulative		$5,771.69		$2,169.16
FEDERATED MUNI AND STOCK ADVANTAGE FUND - F CLASS
ANNUAL EXPENSE RATIO: 1.10%
MAXIMUM FRONT-END SALES CHARGE: 1.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$211.02	$10,286.10
2	$10,286.10	$514.31	$10,800.41	$115.35	$10,687.26
3	$10,687.26	$534.36	$11,221.62	$119.85	$11,104.06
4	$11,104.06	$555.20	$11,659.26	$124.53	$11,537.12
5	$11,537.12	$576.86	$12,113.98	$129.38	$11,987.07
6	$11,987.07	$599.35	$12,586.42	$134.43	$12,454.57
7	$12,454.57	$622.73	$13,077.30	$139.67	$12,940.30
8	$12,940.30	$647.02	$13,587.32	$145.12	$13,444.97
9	$13,444.97	$672.25	$14,117.22	$150.78	$13,969.32
10	$13,969.32	$698.47	$14,667.79	$156.66	$14,514.12
Cumulative		$5,915.55		$1,426.79

FEDERATED MUNI AND STOCK ADVANTAGE FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.85%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$86.76	$10,415.00
2	$10,415.00	$520.75	$10,935.75	$90.36	$10,847.22
3	$10,847.22	$542.36	$11,389.58	$94.11	$11,297.38
4	$11,297.38	$564.87	$11,862.25	$98.02	$11,766.22
5	$11,766.22	$588.31	$12,354.53	$102.09	$12,254.52
6	$12,254.52	$612.73	$12,867.25	$106.32	$12,763.08
7	$12,763.08	$638.15	$13,401.23	$110.74	$13,292.75
8	$13,292.75	$664.64	$13,957.39	$115.33	$13,844.40
9	$13,844.40	$692.22	$14,536.62	$120.12	$14,418.94
10	$14,418.94	$720.95	$15,139.89	$125.10	$15,017.33
Cumulative		$6,044.98		$1,048.95
June 27, 2014
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452230 (6/14)